UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

BNP Paribas AM Emerging Markets

Total Return Fixed Income Fund

BNP Paribas AM U.S. Small Cap Equity Fund

BNP Paribas AM Emerging Markets Equity Fund

SEMI-ANNUAL REPORT	MARCH 31, 2019

Investment Adviser:

BNP Paribas Asset Management USA, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports no longer will be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1- 844-426-7726.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1- 844-426-7726. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all BNP Paribas Asset Management USA, Inc. Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

TABLE OF CONTENTS

Schedules of Investments	1

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-426-7726; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
SOVEREIGN DEBT — 72.4%

	Face Amount(1)		Value

Argentina — 3.5%
Argentine Republic Government International Bond
6.875%, 01/26/2027		200,000	$161,800
5.000%, 01/15/2027	EUR	100,000	83,148
3.875%, 01/15/2022	EUR	500,000	475,106
Bonos de la Nacion Argentina
4.000%, 03/06/2020	ARS	7,149,188	241,348

			961,402

Armenia — 2.1%
Republic of Armenia International Bond
6.000%, 09/30/2020(A)		580,000	592,354

Bahrain — 0.8%
Bahrain Government International Bond
7.500%, 09/20/2047(A)		200,000	212,940

Benin — 0.8%
Benin Government International Bond
5.750%, 03/26/2026(A)	EUR	200,000	222,923

Brazil — 3.8%
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2027	BRL	3,000,000	816,348

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value

Brazil — continued
Brazilian Government International Bond
5.625%, 02/21/2047		200,000	$198,500

			1,014,848

Cameroon — 0.8%
Republic of Cameroon International Bond
9.500%, 11/19/2025(A)		200,000	213,070

Colombia — 1.1%
Colombia Government International Bond
7.375%, 09/18/2037		240,000	313,800

Costa Rica — 2.1%
Costa Rica Government International Bond
7.158%, 03/12/2045(A)		200,000	193,000
4.250%, 01/26/2023(A)		402,000	380,397

			573,397

Dominican Republic — 5.9%
Dominican Republic International Bond
8.900%, 02/15/2023(A)	DOP	8,000,000	157,219
7.500%, 05/06/2021(A)		1,380,000	1,431,763

			1,588,982

Ecuador — 1.3%
Ecuador Government International Bond
9.650%, 12/13/2026(A)		350,000	366,625

Egypt — 5.6%
Egypt Government International Bond
7.600%, 03/01/2029(A)		200,000	205,294
6.875%, 04/30/2040(A)		100,000	91,728
6.125%, 01/31/2022(A)		332,000	335,853
5.750%, 04/29/2020(A)		900,000	909,836

			1,542,711

El Salvador — 2.4%
El Salvador Government International Bond
8.250%, 04/10/2032(A)		110,000	118,525
7.375%, 12/01/2019		550,000	555,506

			674,031

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value

Gabon — 0.7%
Gabon Government International Bond
6.375%, 12/12/2024(A)		200,000	$191,307

Georgia — 1.1%
Georgia Government International Bond
6.875%, 04/12/2021(A)		300,000	316,302

Ghana — 0.9%
Ghana Government International Bond
8.125%, 03/26/2032(A)		260,000	258,721

Honduras — 2.0%
Honduras Government International Bond
8.750%, 12/16/2020(A)		510,000	547,613

Indonesia — 1.5%
Indonesia Government International Bond
8.500%, 10/12/2035(A)		300,000	427,040

Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.375%, 03/03/2028(A)		200,000	194,836

Kazakhstan — 1.7%
Kazakhstan Government International Bond
8.690%, 04/12/2019(A) (B)	KZT	70,000,000	183,717
8.661%, 07/26/2019(A) (B)	KZT	80,000,000	204,199
8.559%, 09/27/2019(A) (B)	KZT	35,000,000	88,366

			476,282

Kenya — 0.7%
Kenya Government International Bond
6.875%, 06/24/2024(A)		200,000	205,300

Mongolia — 1.9%
Mongolia Government International Bond
10.875%, 04/06/2021(A)		470,000	523,719

Namibia — 1.8%
Namibia International Bonds
5.500%, 11/03/2021(A)		500,000	506,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value

Nigeria — 1.6%
Nigeria Government International Bond
7.875%, 02/16/2032(A)		230,000	$238,879
6.750%, 01/28/2021(A)		200,000	206,024

			444,903

Oman — 4.9%
Oman Government International Bond
6.750%, 01/17/2048(A)		200,000	177,450
5.625%, 01/17/2028(A)		200,000	187,452
3.625%, 06/15/2021(A)		990,000	961,158

			1,326,060

Peru — 2.8%
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	1,240,000	448,604
6.900%, 08/12/2037(A)	PEN	1,000,000	337,500

			786,104

Qatar — 2.0%
Qatar Government International Bond
5.103%, 04/23/2048(A)		300,000	328,500
4.817%, 03/14/2049(A)		200,000	210,288

			538,788

Romania — 1.2%
Romanian Government International Bond
4.625%, 04/03/2049(A)	EUR	150,000	174,744
3.875%, 10/29/2035(A)	EUR	140,000	162,907

			337,651

Russia — 0.9%
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028(A)		160,000	257,592

Senegal — 0.7%
Senegal Government International Bond
6.750%, 03/13/2048(A)		200,000	184,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

SOVEREIGN DEBT — continued

	Face Amount(1)		Value

Sri Lanka — 2.9%
Sri Lanka Government International Bond
6.250%, 10/04/2020(A)		500,000	$507,419
6.250%, 07/27/2021(A)		300,000	303,727

			811,146

Supranational — 0.6%
Inter-American Development Bank
7.875%, 03/14/2023	IDR	2,280,000,000	162,754

Suriname — 1.9%
Republic of Suriname
9.250%, 10/26/2026(A)		530,000	520,195

Turkey — 4.6%
Turkey Government International Bond
7.625%, 04/26/2029		500,000	495,000
5.625%, 03/30/2021		750,000	740,021

			1,235,021

Ukraine — 1.6%
Ukraine Government International Bond
7.750%, 09/01/2022(A)		460,000	454,084

Uruguay — 3.0%
Uruguay Government International Bond
7.875%, 01/15/2033		250,000	346,875
7.625%, 03/21/2036		150,000	206,727
4.375%, 12/15/2028	UYU	4,760,000	264,270

			817,872

Zambia — 0.5%
Zambia Government International Bond
8.970%, 07/30/2027(A)		200,000	146,000

TOTAL SOVEREIGN DEBT (Cost $19,943,503)			19,947,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

CORPORATE OBLIGATIONS — 19.9%

	Face Amount(1)		Value
Argentina — 0.4%
Rio Energy Callable 02/01/2022 @ $103 6.875%, 02/01/2025(A)		150,000	$113,430

Bahrain — 0.8%
Oil and Gas Holding BSCC
7.625%, 11/07/2024(A)		200,000	218,301

Chile — 1.0%
Nacional del Cobre de Chile
5.625%, 10/18/2043(A)		220,000	263,975

Costa Rica — 0.9%
Banco Nacional de Costa Rica
5.875%, 04/25/2021(A)		249,000	249,623

Dominican Republic — 1.8%
Dominican Republic Central Bank Notes
11.000%, 01/05/2024(A)	DOP	24,500,000	497,490

Georgia — 0.7%
Bank of Georgia JSC 6.000%, 07/26/2023(A)		200,000	200,000

Hong Kong — 1.8%
Chinalco Capital Holdings 4.000%, 08/25/2021		500,000	497,352

India — 1.4%
NTPC MTN 4.375%, 11/26/2024		200,000	205,406
Vedanta Resources Callable 08/09/2021 @ $103 6.125%, 08/09/2024(A)		200,000	182,622

			388,028

Kazakhstan — 1.5%
Kazakhstan Temir Zholy Finance BV 6.950%, 07/10/2042(A)		200,000	228,808
Kazakhstan Temir Zholy National JSC 4.850%, 11/17/2027(A)		200,000	203,211

			432,019

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value

Mexico — 7.9%
Comision Federal de Electricidad 4.875%, 05/26/2021(A)		200,000	$204,002
Petroleos Mexicanos 6.875%, 08/04/2026		500,000	521,150
6.375%, 02/04/2021		200,000	207,400
5.500%, 01/21/2021		915,000	930,554
5.350%, 02/12/2028		300,000	278,400

			2,141,506

South Africa — 0.7%
Petra Diamonds US Treasury Callable 05/01/2019 @ $104 7.250%, 05/01/2022(A)		200,000	187,000

Tunisia — 1.0%
Banque Centrale de Tunisie International Bond 6.750%, 10/31/2023(A)	EUR	100,000	108,804
5.750%, 01/30/2025(A)		200,000	174,074

			282,878

TOTAL CORPORATE OBLIGATIONS (Cost $5,457,309)			5,471,602

TOTAL INVESTMENTS — 92.3% (Cost $25,400,812)			$25,419,275

Percentages are based on Net Assets of $27,567,167.

(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2019 was $17,269,205 and represents 62.6% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ARS — Argentine Peso

BRL — Brazilian Real

DOP— Dominican Peso

EUR — Euro

IDR — Indonesian Rupiah

JSC — Joint Stock Company

KZT — Kazakhstani Tenge

MTN — Medium Term Note

PEN — Peruvian Nuevo Sol

UYU — Uruguayan Peso

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

A list of the open futures contracts held by the fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	70	Jun-2019	$8,572,869	$8,695,313	$122,444

The Following is a list of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt
Argentina	$—	$961,402	$—	$961,402
Armenia	—	592,354	—	592,354
Bahrain	—	212,940	—	212,940
Benin	—	222,923	—	222,923
Brazil	—	1,014,848	—	1,014,848
Cameroon	—	213,070	—	213,070
Colombia	—	313,800	—	313,800
Costa Rica	—	573,397	—	573,397
Dominican Republic	—	1,588,982	—	1,588,982
Ecuador	—	366,625	—	366,625
Egypt	—	1,542,711	—	1,542,711
El Salvador	—	674,031	—	674,031
Gabon	—	191,307	—	191,307
Georgia	—	316,302	—	316,302
Ghana	—	258,721	—	258,721
Honduras	—	547,613	—	547,613
Indonesia	—	427,040	—	427,040
Ivory Coast	—	194,836	—	194,836
Kazakhstan	—	476,282	—	476,282
Kenya	—	205,300	—	205,300
Mongolia	—	523,719	—	523,719
Namibia	—	506,800	—	506,800
Nigeria	—	444,903	—	444,903
Oman	—	1,326,060	—	1,326,060
Peru	—	786,104	—	786,104
Qatar	—	538,788	—	538,788
Romania	—	337,651	—	337,651
Russia	—	257,592	—	257,592
Senegal	—	184,500	—	184,500
Sri Lanka	—	811,146	—	811,146
Supranational	—	162,754	—	162,754
Suriname	—	520,195	—	520,195
Turkey	—	1,235,021	—	1,235,021
Ukraine	—	454,084	—	454,084
Uruguay	—	817,872	—	817,872
Zambia	—	146,000	—	146,000

Total Sovereign Debt	—	19,947,673	—	19,947,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND
MARCH 31, 2019 (UNAUDITED)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations
Argentina	$—	$113,430	$—	$113,430
Bahrain	—	218,301	—	218,301
Chile	—	263,975	—	263,975
Costa Rica	—	249,623	—	249,623
Dominican Republic	—	497,490	—	497,490
Georgia	—	200,000	—	200,000
Hong Kong	—	497,352	—	497,352
India	—	388,028	—	388,028
Kazakhstan	—	432,019	—	432,019
Mexico	—	2,141,506	—	2,141,506
South Africa	—	187,000	—	187,000
Tunisia	—	282,878	—	282,878

Total Corporate Obligations	—	5,471,602	—	5,471,602

Total Investments in Securities	$—	$25,419,275	$—	$25,419,275

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$122,444	$—	$—	$122,444

Total Other Financial Instruments	$122,444	$—	$—	$122,444

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2019, there were transfers between Level 3 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of period. For the period ended March 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
MARCH 31, 2019 (UNAUDITED)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%

	Shares	Value

Communication Services — 4.0%
Lions Gate Entertainment, Cl B	14,206	$214,511
Nexstar Media Group, Cl A	3,670	397,718
Zayo Group Holdings *	5,502	156,367

		768,596

Consumer Discretionary — 10.5%
BJ’s Restaurants	5,225	247,038
Columbia Sportswear	3,075	320,354
Five Below *	3,724	462,708
Jack in the Box	3,430	278,036
Shake Shack, Cl A *	6,241	369,155
YETI Holdings *	12,092	365,783

		2,043,074

Consumer Staples — 2.7%
Boston Beer, Cl A *	885	260,836
Sprouts Farmers Market *	11,699	251,996

		512,832

Energy — 4.5%
Callon Petroleum *	38,216	288,531
Carrizo Oil & Gas *	7,771	96,904
Keane Group *	24,144	262,928

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
MARCH 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Energy — continued
PDC Energy *	2,862	$116,426
Whiting Petroleum *	3,758	98,234

		863,023

Financials — 15.0%
BankUnited	3,362	112,291
Boston Private Financial Holdings	17,816	195,263
BrightSphere Investment Group	16,121	218,601
Columbia Banking System	7,010	229,157
Evercore, Cl A	2,075	188,825
First Merchants	6,529	240,594
IBERIABANK	4,401	315,596
Morningstar	1,382	174,118
National Bank Holdings, Cl A	3,069	102,075
Sterling Bancorp	15,595	290,535
TriCo Bancshares	6,083	239,001
Union Bankshares	8,845	285,959
United Community Banks	5,921	147,611
Western Alliance Bancorp *	4,276	175,487

		2,915,113

Health Care — 16.7%
Agios Pharmaceuticals *	5,566	375,371
Amicus Therapeutics *	30,577	415,847
AtriCure *	7,816	209,391
Charles River Laboratories International *	2,704	392,756
Insulet *	2,359	224,317
iRhythm Technologies *	3,896	292,044
Ironwood Pharmaceuticals, Cl A *	10,616	143,634
Masimo *	1,498	207,143
Neurocrine Biosciences *	2,361	208,004
PTC Therapeutics *	7,778	292,764
Repligen *	3,352	198,036
Sage Therapeutics *	1,647	261,955

		3,221,262

Industrials — 14.2%
Cubic	6,447	362,579
EMCOR Group	3,676	268,642
Granite Construction	7,963	343,603
Hexcel	4,082	282,311

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
MARCH 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Industrials — continued
Interface, Cl A	12,133	$185,878
MRC Global *	13,856	242,203
MSA Safety	2,624	271,322
Oshkosh	3,980	299,017
Trinity Industries	8,067	175,296
Woodward	2,813	266,926

		2,697,777

Information Technology — 18.7%
Altair Engineering, Cl A *	4,640	170,798
Axcelis Technologies *	10,221	205,647
Ciena *	6,624	247,340
CSG Systems International	6,931	293,181
CyberArk Software *	2,887	343,697
Entegris	11,662	416,217
First Solar *	6,467	341,716
New Relic *	4,107	405,361
Plexus *	6,091	371,246
Proofpoint *	3,013	365,869
Tableau Software, Cl A *	1,569	199,702
Talend ADR *	4,665	235,909

		3,596,683

Materials — 2.5%
Berry Global Group *	3,967	213,702
Ferro *	14,188	268,579

		482,281

Real Estate — 7.2%
Highwoods Properties ‡	6,552	306,503
QTS Realty Trust, Cl A ‡	4,859	218,606
Rexford Industrial Realty ‡	8,984	321,717
RLJ Lodging Trust ‡	17,374	305,261
Tanger Factory Outlet Centers ‡	11,424	239,676

		1,391,763

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND
MARCH 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Utilities — 3.0%
Aqua America	6,263	$228,224
Spire	4,165	342,738

		570,962

TOTAL COMMON STOCK (Cost $19,311,708)		19,063,366

TOTAL INVESTMENTS — 99.0% (Cost $19,311,708)		$19,063,366

Percentages are based on Net Assets of $19,258,486.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended March 31, 2019, there have been no transfers between Level 1 and Level 2 and Level 3 securities. For the period ended March 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS EQUITY
FUND
MARCH 31, 2019 (UNAUDITED)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%

	Shares	Value

Argentina — 2.3%
Pampa Energia ADR *	17,088	$471,116

Brazil — 2.2%
Banco Bradesco ADR	8,284	90,378
Hypera	14,191	94,444
Raia Drogasil	7,189	120,128
Vale ADR, Cl B	11,296	147,526

		452,476

Canada — 5.3%
Barrick Gold	25,204	345,547
Gran Tierra Energy *	326,835	741,915

		1,087,462

Chile — 1.0%
Banco Santander Chile ADR	7,179	213,575

China — 24.9%
51job ADR *	4,603	358,482
Alibaba Group Holding ADR *	3,941	719,035
Anhui Conch Cement, Cl H	34,500	210,737
Baidu ADR *	2,316	381,793

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS EQUITY
FUND
MARCH 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

China — continued
China Construction Bank, Cl H	365,000	$312,926
China Unicom Hong Kong	154,000	195,199
Dali Foods Group	254,500	190,309
Kerry Logistics Network	79,000	142,905
New Oriental Education & Technology Group ADR *	7,070	636,936
Ping An Insurance Group of China, Cl H	56,500	632,660
Tencent Holdings	28,200	1,296,848

		5,077,830

Germany — 0.9%
Infineon Technologies	8,816	175,065

Hong Kong — 6.3%
AIA Group	48,400	481,845
WH Group	753,500	806,297

		1,288,142

India — 4.4%
Century Plyboards India	28,659	86,174
HDFC Bank ADR	3,727	431,997
Maruti Suzuki India	2,955	284,625
Supreme Industries	6,343	102,307

		905,103

Indonesia — 4.9%
Bank Central Asia	232,700	453,471
Telekomunikasi Indonesia Persero	1,946,000	539,796

		993,267

Malaysia — 2.8%
Dialog Group	555,800	431,570
IHH Healthcare	100,300	141,759

		573,329

Mexico — 3.7%
Banco del Bajio	69,907	138,931
Controladora Vuela Cia de Aviacion, Cl A *	66,501	56,567
Grupo Financiero Banorte, Cl O	10,415	56,619
Infraestructura Energetica Nova	92,628	372,470

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS EQUITY
FUND
MARCH 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Mexico — continued
Kimberly-Clark de Mexico, Cl A	80,880	$137,013

		761,600

Peru — 1.4%
Credicorp	1,206	289,380

Philippines — 0.9%
Ayala	4,970	88,970
Universal Robina	34,200	98,998

		187,968

South Africa — 6.3%
Capitec Bank Holdings	5,407	506,156
Clicks Group	25,553	326,402
Mr Price Group	16,538	217,338
MultiChoice Group *	940	7,867
Naspers, Cl N	940	217,194

		1,274,957

South Korea — 8.3%
LG Household & Health Care	102	127,332
NAVER	940	102,687
Orange Life Insurance	6,267	198,760
S-1, Cl 1	2,629	232,768
Samsung Electronics	26,344	1,036,260

		1,697,807

Taiwan — 10.6%
Chailease Holding	141,000	576,435
E.Sun Financial Holding	478,000	368,343
President Chain Store	28,000	275,726
Taiwan Semiconductor Manufacturing	82,000	653,169
Uni-President Enterprises	116,000	281,527

		2,155,200

Thailand — 2.8%
Airports of Thailand	122,400	262,272
Kasikornbank	51,800	306,050

		568,322

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS EQUITY
FUND
MARCH 31, 2019 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — 6.5%
Bunge	24,967	$1,324,998

TOTAL COMMON STOCK (Cost $19,097,244)		19,497,597

PREFERRED STOCK — 1.3%

Brazil — 1.3%
Itau Unibanco Holding 0.420%,	29,568	259,918

TOTAL PREFERRED STOCK (Cost $243,345)		259,918

TOTAL INVESTMENTS — 96.8% (Cost $19,340,589)		$19,757,515

Percentages are based on Net Assets of $20,403,731.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended March 31, 2019, there have been no transfers between Level 1 and Level 2 and Level 3 securities. For the period ended March 31, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	BNP Paribas AM Emerging Markets Total Return Fixed Income Fund	BNP Paribas AM U.S. Small Cap Equity Fund
Assets:
Investments, at Value (Cost $25,400,812 and $19,311,708)	$ 25,419,275	$19,063,366
Foreign Currency, at Value (Cost $117,308 and $–)	117,205	–
Cash	1,207,673	1,189,461
Receivable for Investment Securities Sold	593,496	–
Dividend and Interest Receivable	417,638	16,391
Cash Pledged as Collateral for Futures Contracts	67,375	–
Receivable due from Investment Adviser	26,402	16,099
Other Prepaid Expenses	25,532	32,614

Total Assets	27,874,596	20,317,931

Liabilities:
Payable for Investment Securities Purchased	255,932	1,017,023
Variation Margin Payable	19,688	–
Payable due to Administrator	11,466	10,192
Chief Compliance Officer Fees Payable	707	503
Unrealized Depreciation on Foreign Spot Currency Contracts	265	–
Distribution Fees Payable	7	8
Other Accrued Expenses and Other Payables	19,364	31,719

Total Liabilities	307,429	1,059,445

Net Assets	$ 27,567,167	$19,258,486

NET ASSETS CONSIST OF:
Paid-in Capital	$ 27,880,559	$20,027,581
Total Distributable Loss	(313,392)	(769,095)

Net Assets	$ 27,567,167	$19,258,486

Institutional Shares:
Net Assets	$ 27,418,428	$19,128,197
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	2,781,770	1,990,000
Net Asset Value, Offering and Redemption Price Per Share	$ 9.86	$9.61

Investor Shares:
Net Assets	$ 120,056	$96,118
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	12,180	10,000
Net Asset Value, Offering and Redemption Price Per Share	$ 9.86	$9.61

Retail Shares:
Net Assets	$ 28,683	$34,171
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	2,910	3,557
Net Asset Value, Offering and Redemption Price Per Share	$ 9.86	$9.61

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

BNP Paribas AM Emerging Markets Equity Fund
Assets:
Investments, at Value (Cost $19,340,589)	$ 19,757,515
Foreign Currency, at Value (Cost $681)	684
Cash	601,048
Dividend and Interest Receivable	33,353
Deferred Offering Costs	24,286
Reclaim Receivable	855
Other Prepaid Expenses	36,660

Total Assets	20,454,401

Liabilities:
Payable due to Administrator	11,466
Payable due to Investment Adviser	9,345
Accrued Foreign Capital Gains Tax on Appreciated Securities	5,046
Chief Compliance Officer Fees Payable	766
Unrealized Depreciation on Foreign Spot Currency Contracts	2
Distribution Fees Payable	8
Other Accrued Expenses and Other Payables	24,037

Total Liabilities	50,670

Net Assets	$ 20,403,731

NET ASSETS CONSIST OF:
Paid-in Capital	$ 20,081,122
Total Distributable Earnings	322,609

Net Assets	$ 20,403,731

Institutional Shares:
Net Assets	$ 20,270,874
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	1,995,854
Net Asset Value, Offering and Redemption Price Per Share	$ 10.16

Investor Shares:
Net Assets	$ 101,983
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	10,041
Net Asset Value, Offering and Redemption Price Per Share	$ 10.16

Retail Shares:
Net Assets	$ 30,874
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	3,042
Net Asset Value, Offering and Redemption Price Per Share	$ 10.15

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
PERIOD ENDED MARCH 31, 2019 (UNAUDITED)

STATEMENTS OF OPERATIONS

	BNP Paribas AM Emerging Markets Total Return Fixed Income Fund*	BNP Paribas AM U.S. Small Cap Equity Fund*
Investment Income:
Dividends	$–	$94,404
Interest	652,705	5,030
Less: Foreign Taxes Withheld	(844)	(107)

Total Investment Income	651,861	99,327

Expenses:
Administration Fees	67,315	59,836
Investment Advisory Fees	65,859	68,745
Trustees’ Fees	6,229	4,585
Chief Compliance Officer Fees	2,230	1,648
Distribution Fees (Retail Shares)	20	23
Transfer Agent Fees	31,557	30,566
Registration and Filing Fees	18,058	24,030
Legal Fees	16,370	12,223
Audit Fees	13,413	12,267
Offering Costs (Note 2)	9,328	15,490
Custodian Fees	6,867	5,067
Printing Fees	6,630	3,710
Other Expenses	12,345	7,725

Total Expenses	256,221	245,915

Less:
Waiver of Investment Advisory Fees	(65,859)	(68,745)
Reimbursement by Investment Adviser	(150,829)	(108,402)

Net Expenses	39,533	68,768

Net Investment Income	612,328	30,559

Net Realized Gain (Loss) on:
Investments	205,417	(512,324)
Futures Contracts	237,667	–
Forward Foreign Currency Contracts	(32,084)	–
Foreign Currency Transactions	(22,242)	–

Net Realized Gain/(Loss)	388,758	(512,324)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	411,432	(477,737)
Futures Contracts	129,063	–
Foreign Capital Gains Tax on Appreciated Securities	285	–
Foreign Currency Translation	4,644	–

Net Change in Unrealized Appreciation (Depreciation)	545,424	(477,737)

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, Forward Contracts and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	934,182	(990,061)

Net Increase/Decrease in Net Assets Resulting from Operations	$1,546,510	$(959,502)

Amounts designated as “— “ are $0 or have been rounded to $0.

*Retail Shares commenced operations on October 1, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
PERIOD ENDED MARCH 31, 2019 (UNAUDITED)

STATEMENTS OF OPERATIONS

BNP Paribas AM Emerging Markets Equity Fund(1)
Investment Income:
Dividends	$119,484
Interest	6,846
Less: Foreign Taxes Withheld	(12,793)

Total Investment Income	113,537

Expenses:
Investment Advisory Fees	70,962
Administration Fees	66,575
Trustees’ Fees	5,364
Chief Compliance Officer Fees	1,556
Distribution Fees (Retail Shares)	21
Transfer Agent Fees	31,595
Offering Costs (Note 2)	23,629
Audit Fees	12,188
Legal Fees	11,288
Registration and Filing Fees	7,981
Printing Fees	5,679
Custodian Fees	1,849
Other Expenses	7,585

Total Expenses	246,272

Less:
Waiver of Investment Advisory Fees	(70,962)
Reimbursement by Investment Adviser	(104,327)

Net Expenses	70,983

Net Investment Income	42,554

Net Realized Gain (Loss) on:
Investments	(102,395)
Forward Foreign Currency Contracts	714
Foreign Currency Transactions	26,062

Net Realized Loss	(75,619)

Net Unrealized Appreciation (Depreciation) on:
Investments	416,926
Foreign Capital Gains Tax on Appreciated Securities	(5,046)
Foreign Currency Translation	(331)

Net Unrealized Appreciation (Depreciation)	411,549

Net Realized and Unrealized Gain on Investments, Forward Contracts and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	335,930

Net Increase in Net Assets Resulting from Operations	$378,484

(1)	The Fund commenced operations on October 2, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended March 31, 2019** (Unaudited)	Period Ended September 30, 2018*
Operations:
Net Investment Income	$612,328	$963,097
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	388,758	(806,478)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Capital Gains Tax on Appreciated Securities and Liabilities Denominated in Foreign Currencies	545,424	(402,278)

Net Increase (Decrease) in Net Assets Resulting From Operations	1,546,510	(245,659)

Distributions:(1)
Institutional Shares	(687,891)	(918,646)
Investor Shares	(3,005)	(4,116)
Retail Shares	(585)	NA

Total Distributions	(691,481)	(922,762)

Capital Share Transactions:
Institutional Shares
Issued	106,400	26,245,600
Reinvestment of Distributions	550,202	829,655
Redeemed	–	(104)

Net Institutional Shares Transactions	656,602	27,075,151

Investor Shares
Issued	–	114,100
Reinvestment of Distributions	3,004	4,117
Redeemed	–	(104)

Net Investor Shares Transactions	3,004	118,113

Retail Shares
Issued	27,622	NA
Reinvestment of Distributions	585	NA
Redeemed	(518)	NA

Net Retail Shares Transactions	27,689	NA

Net Increase in Net Assets From Capital Share Transactions	687,295	27,193,264

Total Increase in Net Assets	1,542,324	26,024,843

Net Assets:
Beginning of Period	26,024,843	–

End of Period (2)	$27,567,167	$26,024,843

*	Commenced operations on December 6, 2017.
**	Retail Shares commenced operations on October 1, 2018.

NA- Not Applicable

Amounts designated as “— “ are $0 or have been rounded to $0.

(1)	Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10).
(2)

Includes undistributed (distributions in excess of) net investment income of $86,733 for the year ended September 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL
RETURN FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	Six Months Ended March 31, 2019** (Unaudited)	Period Ended September 30, 2018*
Shares Transactions:
Institutional Shares
Issued	11,189	2,628,760
Reinvestment of Distributions	57,670	84,161
Redeemed	–	(10)

Total Institutional Shares Transactions	68,859	2,712,911

Investor Shares
Issued	–	11,457
Reinvestment of Distributions	315	418
Redeemed	–	(10)

Total Investor Shares Transactions	315	11,865

Retail Shares
Issued	2,903	NA
Reinvestment of Distributions	61	NA
Redeemed	(54)	NA

Total Retail Shares Transactions	2,910	NA

Net Increase in Shares Outstanding From Share Transactions	72,084	2,724,776

*	Commenced operations on December 6, 2017.
**	Retail Shares commenced operations on October 1, 2018.

Amounts designated as “— “ are $0 or have been rounded to $0.

NA- Not Applicable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	Six Months Ended March 31, 2019** (Unaudited)	Period Ended September 30, 2018*
Operations:
Net Investment Income	$30,559	$26,020
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(512,324)	588,148
Net Change in Unrealized Appreciation (Depreciation) on Investments and Liabilities Denominated in Foreign Currencies	(477,737)	229,395

Net Increase (Decrease) in Net Assets Resulting From Operations	(959,502)	843,563

Distributions:(1)
Institutional Shares	(649,735)	–
Investor Shares	(3,265)	–
Retail Shares	(156)	–

Total Distributions	(653,156)	–

Capital Share Transactions:
Institutional Shares
Issued	–	19,900,104
Redeemed	(107)	–

Net Institutional Shares Transactions	(107)	19,900,104

Investor Shares
Issued	–	100,104
Redeemed	(107)	–

Net Investor Shares Transactions	(107)	100,104

Retail Shares
Issued	27,623	NA
Reinvestment of Distributions	155	NA
Redeemed	(191)	NA

Net Retail Shares Transactions	27,587	NA

Net Increase in Net Assets From Capital Share Transactions	27,373	20,000,208

Total Increase (Decrease) in Net Assets	(1,585,285)	20,843,771

Net Assets:
Beginning of Period	20,843,771	–

End of Period (2)	$19,258,486	$20,843,771

*	Commenced operations on January 26, 2018.
**	Retail Shares commenced operations on October 1, 2018.

Amounts designated as “— “ are $0 or have been rounded to $0.

NA - Not Applicable

(1)	Current period presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 10).
(2)

Includes undistributed (distributions in excess of) net investment income of $22,508 for the year ended September 30, 2018. The SEC eliminated the requirement to disclose undistributed net investment income on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)
	Six Months Ended March 31, 2019** (Unaudited)	Period Ended September 30, 2018*
Shares Transactions:
Institutional Shares
Issued	–	1,990,010
Reinvestment of Distributions	–	–
Redeemed	(10)	–

Total Institutional Shares Transactions	(10)	1,990,010

Investor Shares
Issued	–	10,010
Reinvestment of Distributions	–	–
Redeemed	(10)	–

Total Investor Shares Transactions	(10)	10,010

Retail Shares
Issued	3,559	–
Reinvestment of Distributions	20	–
Redeemed	(22)	–

Total Retail Shares Transactions	3,557	–

Net Increase in Shares Outstanding From Share Transactions	3,537	2,000,020

*	Commenced operations on January 26, 2018.
**	Retail Shares commenced operations on October 1, 2018.

Amounts designated as “— “ are $0 or have been rounded to $0.

NA- Not applicable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Period Ended March 31, 2019* (Unaudited)
Operations:
Net Investment Income	$42,554
Net Realized Loss on Investments and Foreign Currency Transactions	(75,619)
Net Unrealized Appreciation on Investments, Foreign Capital Gains Tax on Appreciated Securities and Liabilities Denominated in Foreign Currencies	411,549

Net Increase in Net Assets Resulting From Operations	378,484

Distributions:
Institutional Shares	(55,514)
Investor Shares	(279)
Retail Shares	(82)

Total Distributions	(55,875)

Capital Share Transactions:
Institutional Shares
Issued	19,897,607
Reinvestment of Distributions	55,514

Net Institutional Shares Transactions	19,953,121

Investor Shares
Issued	100,107
Reinvestment of Distributions	279

Net Investor Shares Transactions	100,386

Retail Shares
Issued	27,608
Reinvestment of Distributions	82
Redeemed	(75)

Net Retail Shares Transactions	27,615

Net Increase in Net Assets From Capital Share Transactions	20,081,122

Total Increase in Net Assets	20,403,731

Net Assets:
Beginning of Period	–

End of Period	$20,403,731

*	Commenced operations on October 2, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)
Period Ended March 31, 2019* (Unaudited)
Shares Transactions:
Institutional Shares
Issued	1,989,760
Reinvestment of Distributions	6,094
Redeemed	–

Total Institutional Shares Transactions	1,995,854

Investor Shares
Issued	10,010
Reinvestment of Distributions	31
Redeemed	–

Total Investor Shares Transactions	10,041

Retail Shares
Issued	3,042
Reinvestment of Distributions	9
Redeemed	(9)

Total Retail Shares Transactions	3,042

Net Increase in Shares Outstanding From Share Transactions	2,008,937

*	Commenced operations on October 2, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Shares
	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$9.55	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.22	0.41
Net Realized and Unrealized Gain (Loss)	0.34	(0.46)

Total from Investment Operations	0.56	(0.05)

Dividends and Distributions:
Net Investment Income	(0.25)	(0.40)

Total Dividends and Distributions	(0.25)	(0.40)

Net Asset Value, End of Period	$9.86	$9.55

Total Return†	5.99%	(0.59)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$27,418	$25,912
Ratio of Expenses to Average Net Assets	0.30%††	0.30%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.95%††	2.41%††
Ratio of Net Investment Income to Average Net Assets	4.65%††	5.14%††
Portfolio Turnover Rate	90%‡	202%‡

(1)	Commenced operations on December 6, 2017.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Shares
	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$9.55	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.22	0.41
Net Realized and Unrealized Gain (Loss)	0.34	(0.46)

Total from Investment Operations	0.56	(0.05)

Dividends and Distributions:
Net Investment Income	(0.25)	(0.40)

Total Dividends and Distributions	(0.25)	(0.40)

Net Asset Value, End of Period	$9.86	$9.55

Total Return†	5.99%	(0.59)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$120	$113
Ratio of Expenses to Average Net Assets	0.30%††	0.30%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.95%††	2.41%††
Ratio of Net Investment Income to Average Net Assets	4.65%††	5.14%††
Portfolio Turnover Rate	90%‡	202%‡

(1)	Commenced operations on December 6, 2017.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Retail Shares(1)
	Period Ended March 31, 2019 (Unaudited)
Net Asset Value, Beginning of Period	$9.52

Income (Loss) from Investment Operations:
Net Investment Income*	0.20
Net Realized and Unrealized Gain	0.38

Total from Investment Operations	0.58

Dividends and Distributions:
Net Investment Income	(0.24)

Total Dividends and Distributions	(0.24)

Net Asset Value, End of Period	$9.86

Total Return†	6.00%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$29
Ratio of Expenses to Average Net Assets	0.55	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.25	%††
Ratio of Net Investment Income to Average Net Assets	4.06	%††
Portfolio Turnover Rate	90%	‡

(1)	Commenced operations on October 1, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Shares
	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.02	0.01
Net Realized and Unrealized Gain (Loss)	(0.51)	0.41

Total from Investment Operations	(0.49)	0.42

Dividends and Distributions:
Net Investment Income	(0.02)	–
Net Realized Gains	(0.30)	–

Total Dividends and Distributions	(0.32)	–

Net Asset Value, End of Period	$9.61	$10.42

Total Return†	(4.05)%	4.20%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$19,128	$20,739
Ratio of Expenses to Average Net Assets	0.75%††	0.75%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.68%††	2.56%††
Ratio of Net Investment Income to Average Net Assets	0.33%††	0.19%††
Portfolio Turnover Rate	34%‡	46%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	Commenced operations on December 6, 2017.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Shares
	Six Months Ended March 31, 2019 (Unaudited)	Period Ended September 30, 2018(1)
Net Asset Value, Beginning of Period	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.02	0.01
Net Realized and Unrealized Gain (Loss)	(0.51)	0.41

Total from Investment Operations	(0.49)	0.42

Dividends and Distributions:
Net Investment Income	(0.02)	–
Net Realized Gains	(0.30)	–

Total Dividends and Distributions	(0.32)	–

Net Asset Value, End of Period	$9.61	$10.42

Total Return†	(4.05)%	4.20%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$96	$104
Ratio of Expenses to Average Net Assets	0.75% ††	0.75%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.68% ††	2.56%	††
Ratio of Net Investment Income to Average Net Assets	0.33% ††	0.19%	††
Portfolio Turnover Rate	34%‡	46%‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	Commenced operations on December 6, 2017.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
U.S. SMALL CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Retail Shares(1)
Period Ended March 31, 2019 (Unaudited)
Net Asset Value, Beginning of Period	$10.32

Income (Loss) from Investment Operations:
Net Investment Income*	0.01
Net Realized and Unrealized Loss	(0.40)

Total from Investment Operations	(0.39)

Dividends and Distributions:
Net Investment Income	(0.02)
Net Realized Gains	(0.30)

Total Dividends and Distributions	(0.32)

Net Asset Value, End of Period	$9.61

Total Return†	(3.12)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$34
Ratio of Expenses to Average Net Assets	1.00%† †
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	3.00%† †
Ratio of Net Investment Income to Average Net Assets	0.21%† †
Portfolio Turnover Rate	34%‡

(1)	Commenced operations on October 1, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Institutional Shares
Period Ended March 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.02
Net Realized and Unrealized Gain	0.17

Total from Investment Operations	0.19

Dividends and Distributions:
Net Investment Income	(0.03)

Total Dividends and Distributions	(0.03)

Net Asset Value, End of Period	$10.16

Total Return†	1.91%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,271
Ratio of Expenses to Average Net Assets	0.75%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.60%††
Ratio of Net Investment Income to Average Net Assets	0.45%††
Portfolio Turnover Rate	8%‡

(1)	Commenced operations on October 2, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Investor Shares
Period Ended March 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income*	0.02
Net Realized and Unrealized Gain	0.17

Total from Investment Operations	0.19

Dividends and Distributions:
Net Investment Income	(0.03)

Total Dividends and Distributions	(0.03)

Net Asset Value, End of Period	$10.16

Total Return†	1.91%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$102
Ratio of Expenses to Average Net Assets	0.75%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.60%††
Ratio of Net Investment Income to Average Net Assets	0.45%††
Portfolio Turnover Rate	8%‡

(1)	Commenced operations on October 2, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Retail Shares
Period Ended March 31, 2019(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	0.01
Net Realized and Unrealized Gain	0.17

Total from Investment Operations	0.18

Dividends and Distributions:
Net Investment Income	(0.03)

Total Dividends and Distributions	(0.03)

Net Asset Value, End of Period	$10.15

Total Return†	1.80%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$31
Ratio of Expenses to Average Net Assets	1.00%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.89%††
Ratio of Net Investment Income to Average Net Assets	0.56%††
Portfolio Turnover Rate	8%‡

(1)	Commenced operations on October 2, 2018.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the BNP Paribas AM Funds (the “Funds”). BNP Paribas AM Emerging Markets Total Return Fixed Income Fund (the “Emerging Markets Total Return Fixed Income Fund” or the “Fund”) commenced operations on December 6, 2017. BNP AM U.S. Small Cap Equity Fund (the “U.S. Small Cap Equity Fund” or the “Fund”) commenced operations on January 26, 2018. BNP Paribas AM Emerging Markets Equity Fund (the “Emerging Markets Equity Fund” or the “Fund”) commenced operations on October 2, 2018. The Funds consists of Institutional Shares, Investor Shares and Retail Shares. BNP Paribas Asset Management serves as the Funds’ investment adviser (the “Adviser”).

The Emerging Markets Total Return Fixed Income Fund seeks total return, consisting of current income and long-term capital appreciation. The U.S. Small Cap Equity Fund seeks long-term capital appreciation. The Emerging Markets Equity Fund seeks long-term capital appreciation. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2019, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2019, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income,

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Emerging Markets Total Return Fixed Income Fund distributes substantially all of its net investment income monthly. The U.S. Small Cap Equity Fund distributes substantially all of its net investment income annually. For each Fund, any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs for the Funds, including the cost of printing the initial prospectus and registration fees, are being amortized to expense over a twelve month period. As of March 31, 2019, Emerging Markets Equity had $24,286 remaining to be amortized.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds use futures contracts for tactical hedging purposes as well as to enhance the Funds’ return. Initial margin deposits of cash or securities are made upon entering into futures contracts. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. The cumulative appreciation (depreciation) of futures contracts is included on the Statement of Assets and Liabilities as net unrealized appreciation (depreciation) on equity futures contracts.

When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are found on the Statement of Operations as a component of net realized gain (loss) on equity futures contracts and net change in unrealized appreciation (depreciation) on equity futures contracts, respectively.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Funds’ March 31, 2019 Schedule of Investments for details regarding open futures contracts as of. The U.S. Small Cap Equity Fund and Emerging Markets Equity Fund did not hold any futures contracts as of and during the period ended March 31, 2019.

For the period ended March 31, 2019, the average market value amount of futures contracts held by the Emerging Markets Total Return Fixed Income Funds was as follows:

Average Monthly Market Value Balance Long:	$8,500,260

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2019, the Emerging Markets Total Return Fixed Income Fund, U.S. Small Cap Equity Fund, and Emerging Markets Equity Fund paid $67,315, $59,836, and $66,575 respectively, for these services.

The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Funds will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the period ended March 31, 2019, no fees were charged.

The Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act for Retail Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

sales charges. The maximum annual Rule 12b-1 fee for Retail Shares of a Fund is 0.25%. For the period ended March 31, 2019, the Emerging Markets Total Return Fixed Income Fund, U.S. Small Cap Equity Fund, and Emerging Markets Equity Fund paid $20, $23, and $21 respectively, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Funds Services, LLC, serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services the Funds and receives a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee
Emerging Markets Total Return Fixed Income Fund	0.50%
U.S. Small Cap Equity Fund	0.75%
Emerging Markets Equity Fund	0.75%

The Adviser has entered into an investment sub-advisory agreement with BNP Paribas Asset Management UK Limited (the “Sub-Adviser”) to sub-advise the Emerging Markets Total Return Fixed Income Fund, and pays the sub-adviser out of the fee that it receives from Emerging Markets Total Return Fixed Income Fund. For its services to the Fund, this is calculated daily and paid monthly, at an annual rate of 0.36% of the average daily net assets of the Fund.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares, Investor Shares and Retail Shares from exceeding certain levels as set forth below until January 31, 2020. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2020.

Contractual Expense Limit
Emerging Markets Total Return Fixed Income Fund	0.30%
U.S. Small Cap Equity Fund	0.75%
Emerging Markets Equity Fund	0.75%

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

As of March 31, 2019, the fees which were previously waived and reimbursed to the Funds by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Funds us as follows:

	Emerging Markets Total Return Fixed Income Fund	U.S. Small Cap Equity Fund	Emerging Markets Equity Fund
2021	$118,919	$44,340	$—
2022	443,049	330,665	151,660

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2019, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Emerging Markets Total Return Fixed Income Fund	$23,143,157	$19,448,802	$988,531	$2,101,587
U.S. Small Cap Equity Fund	6,198,077	6,434,463	—	—
Emerging Markets Equity Fund	20,971,977	1,529,105	—	—

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the period ended September 30, 2018 was as follows:

		Ordinary Income	Long-Term Capital Gain	Total
Emerging Markets Total Return Fixed Income Funds	2018	$922,763	$—	$922,763

The U.S. Small Cap Equity Funds had no dividends or distributions declared during the period ended September 30, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

As of September 30, 2018, the components of Distributable Earnings on a tax basis were as follows:

	Emerging Markets Total Return Fixed Income Funds	U.S. Small Cap Equity Funds
Undistributed Ordinary Income	$153,130	$628,018
Post October Losses	(826,696)	–
Unrealized Appreciation/Depreciation	(428,594)	215,544
Other Temporary Differences	(66,261)	1

Total Distributable Earnings (Accumulated Losses)	$(1,168,421)	$843,563

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years and passive foreign investment companies. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (includes foreign currency) by the Funds at March 31, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Total Return Fixed Income Fund	$25,400,812	$347,497	$(329,034)	$18,463
U.S. Small Cap Equity Fund	19,311,708	1,513,101	(1,761,443)	(248,342)
Emerging Markets Equity Fund	19,340,589	1,776,470	(1,359,544)	416,926

8.	Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Corporate Fixed Income Securities Risk (Emerging Markets Total Return Fixed Income Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Emerging Markets Total Return Fixed Income Fund) — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

Derivatives Risk (Emerging Markets Total Return Fixed Income Fund and U.S. Small Cap Equity Fund) — The Fund’s use of futures contracts, forward contracts, options or swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Emerging Markets Securities Risk (Emerging Markets Total Return Fixed Income Fund and Emerging Markets Equity Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (U.S. Small Cap Equity Fund and Emerging Markets Equity Fund) — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the U.S. Small Cap Equity Fund.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

Financials Sector Risk (Emerging Markets Equity Fund) — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Foreign Currency Risk (Emerging Markets Total Return Fixed Income Fund and Emerging Markets Equity Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Foreign Government Agencies Risk (Emerging Markets Total Return Fixed Income Fund) — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Foreign Securities Risk (Emerging Markets Total Return Fixed Income Fund and Emerging Markets Equity Fund) — Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Foreign Sovereign Debt Securities Risk (Emerging Markets Total Return Fixed Income Fund) — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

Geographic Focus Risk (Emerging Markets Equity Fund) — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Growth Investment Style Risk (U.S. Small Cap Equity Fund and Emerging Markets Equity) — The Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

High Yield Bond Risk (Emerging Markets Total Return Fixed Income Fund) — High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Interest Rate Risk (Emerging Markets Total Return Fixed Income Fund) — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Liquidity Risk (Emerging Markets Total Return Fixed Income Fund, U.S. Small Cap Equity Fund, and Emerging Markets Equity) — Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

Mid-Capitalization Company Risk (Emerging Markets Equity Fund) — The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

New Fund Risk (Emerging Markets Equity Fund) — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Participatory Notes Risk (Emerging Markets Equity Fund) — The return on a participatory note (“P-Note”) is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described below.

Portfolio Turnover Risk (Emerging Markets Total Return Fixed Income Fund) — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment and Extension Risk (Emerging Markets Total Return Fixed Income Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

REITs Risk (U.S. Small Cap Equity Fund and Emerging Markets Equity Fund) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this report.

Risks of Investing in China (Emerging Markets Equity Fund) — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests.

Sector Focus Risk (Emerging Markets Equity Fund) — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Small-Capitalization Company Risk (U.S. Small Cap Equity Fund) — The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Supranational Entities Risk (Emerging Markets Total Return Fixed Income Fund) — Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

U.S. Government Securities Risk (Emerging Markets Total Return Fixed Income Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investment Style Risk (U.S. Small Cap Equity Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Other:

At March 31, 2019, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Emerging Markets Total Return Fixed Income Fund - Institutional Shares	2	96%
Emerging Markets Total Return Fixed Income Fund - Investor Shares	2	100%
Emerging Markets Total Return Fixed Income Fund - Retail Shares	2	100%
U.S. Small Cap Equity Fund - Institutional Shares	1	100%
U.S. Small Cap Equity Fund - Investor Shares	1	100%
U.S. Small Cap Equity Fund - Retail Shares	2	100%
Emerging Markets Equity Fund -Institutional Shares	1	100%
Emerging Markets Equity Fund - Investor Shares	1	100%
Emerging Markets Equity Fund - Retail Shares	2	100%

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

10.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

11.	New Accounting Pronouncements:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2018 to March 31, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period*
Emerging Markets Total Return Fixed Income Fund - Institutional Shares
Actual Portfolio Return	$1,000.00	$1,058.80	0.30%	$1.54

Hypothetical 5% Return	1,000.00	1,023.40	0.30	1.51
Emerging Markets Total Return Fixed Income Fund - Investor Shares
Actual Portfolio Return	$1,000.00	$1,058.80	0.30%	$1.54

Hypothetical 5% Return	1,000.00	1,023.40	0.30	1.51
Emerging Markets Total Return Fixed Income Fund - Retail Shares[1]
Actual Portfolio Return	$1,000.00	$1,060.00	0.55%	$2.88	**

Hypothetical 5% Return	1,000.00	1,022.12	0.55	2.84
U.S. Small Cap Equity Fund - Institutional Shares
Actual Portfolio Return	$1,000.00	$959.50	0.75%	$3.66

Hypothetical 5% Return	1,000.00	1,021.20	0.75	3.78
U.S. Small Cap Equity Fund - Investor Shares
Actual Portfolio Return	$1,000.00	$959.50	0.75%	$3.66

Hypothetical 5% Return	1,000.00	1,021.20	0.75	3.78
U.S. Small Cap Equity Fund - Retail Shares[1]
Actual Portfolio Return	$1,000.00	$968.80	1.00%	$4.92	**

Hypothetical 5% Return	1,000.00	1,019.90	1.00	5.08
Emerging Markets Equity Fund - Institutional Shares[2]
Actual Portfolio Return	$1,000.00	$1,019.10	0.75%	$3.73	^

Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78
Emerging Markets Equity Fund - Investor Shares[2]
Actual Portfolio Return	$1,000.00	$1,019.10	0.75%	$3.73	^

Hypothetical 5% Return	1,000.00	1,021.19	0.75	3.78
Emerging Markets Equity Fund - Retail Shares[2]
Actual Portfolio Return	$1,000.00	$1,018.00	1.00%	$5.02	^

Hypothetical 5% Return	1,000.00	1,019.90	1.00	5.08

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period shown).
**

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception to the period ended March 31, 2019).

^

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 180/365 (to reflect period since inception to the period ended March 31, 2019).

[1]	Retail Shares Commenced operations on October 1, 2018.
[2]	Commenced operations on October 2, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

BNP Paribas AM Emerging Markets Equity Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 8, 2016 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM FUNDS
MARCH 31, 2019

RENEWAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the 1940 Act, the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of the Trust or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6, 2018 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between BNP PARIBAS ASSET MANAGEMENT USA, Inc. (the “Adviser”) and the Trust, on behalf of the BNP Paribas AM Emerging Markets Equity Fund, BNP Paribas AM Emerging Markets Total Return Fixed Income Fund and BNP Paribas AM U.S. Small Cap Equity Fund; and

•	the sub-advisory agreement between the Adviser and BNP PARIBAS ASSET MANAGEMENT UK Limited (the “Sub-Adviser”), on behalf of the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the

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Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board

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concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the BNP Paribas AM Emerging Markets Total Return Fixed Income Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their

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affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

BNP Paribas AM Funds

P.O. Box 588

Portland, ME 04112

1-844-ABNPPAM

(1- 844-426-7726)

Investment Adviser:

BNP Paribas Asset Management USA, INC

200 Park Ave

New York, New York 10166

Sub-Adviser:

BNP Paribas Asset Management UK Limited

5 Aldermanbury Square

London EC2V 7BP

United Kingdom

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

BNP-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: June 6, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO
Date: June 6, 2019

*	Print the name and title of each signing officer under his or her signature.